SHARE-BASED PAYMENT	6 Months Ended
Dec. 31, 2023
SHARE-BASED PAYMENT
SHARE-BASED PAYMENT

17.   SHARE-BASED PAYMENT

Pursuant to the 2023 Omnibus Equity Incentive Plan approved on May 12, 2023, in August 2023 the Board has granted the following stock options plan to certain directors, executives and management of the Group.

-	Past Share Option plan: immediately vested options with a strike price between $11.93 and $13.24.
-	Base Share Option plan: to vest and become exercisable in equal installments on June 30, 2023, June 30, 2024, and June 30, 2025, with a strike price between $10.47 and $10.79.
-	Performance Share Option plan: to vest and become exercisable if the Group’s fiscal year 2025 EBITDA reaches at least US$120 million, at 0% of the award, and linearly thereafter up to 100% of the awarded options when reaching at least US$150 million. These options have also a strike price of between $10.47 and $10.79.

The fair value of the stock options at the grant date was estimated using the “Black-Scholes” model considering the terms and conditions under which the stock options were granted and adjusted to consider the possible dilutive effect of the future exercise of options. As of December 31, 2023, the expenses associated with share-based incentive plans are included in results within “Share-based incentives” along with the associated increase in net worth.